Related Party (Details) - Schedule of amount due to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	$ 607,236	$ 120,980
Jie Liu [Member]
Related Party (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	56,762	22,392
Hongyu Hao [Member]
Related Party (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	545,054	73,850
Yuanqing Liu [Member]
Related Party (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties		22,328
Yongqing Dong [Member]
Related Party (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	5,362	2,410
Huimin Lv [Member]
Related Party (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	$ 58